UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 N. Hale Street
Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Morrison Warren
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603
(Name and address of agent for service)

800-208-5212
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period:  January 31, 2020

Item 1. Schedule of Investments.

Innovator IBD® 50 ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.62%
Aerospace/Defense - 2.01%
HEICO Corp. (a)	23,844	$2,919,221
L3Harris Technologies, Inc.	13,117	2,903,186
		5,822,407
Commercial Services - 15.93%
Chegg, Inc. (a)(b)	212,665	8,768,178
Euronet Worldwide, Inc. (b)	35,972	5,670,626
FleetCor Technologies, Inc. (b)	18,354	5,785,732
New Oriental Education & Technology Group, Inc. - ADR (b)	79,451	9,657,269
Paylocity Holding Corp. (b)	72,967	10,353,288
PayPal Holdings, Inc. (b)	12,569	1,431,483
Square, Inc. - Class A (b)	19,253	1,438,007
StoneCo Ltd. - Class A (a)(b)	67,510	2,932,634
		46,037,217
Computers - 7.48%
Fortinet, Inc. (b)	87,527	10,097,114
Leidos Holdings, Inc.	57,599	5,786,972
Lumentum Holdings, Inc. (a)(b)	75,584	5,727,000
		21,611,086
Distribution/Wholesale - 3.58%
Copart, Inc. (b)	101,909	10,339,687

Diversified Financial Services - 7.51%
PennyMac Financial Services, Inc. (a)	172,154	5,805,033
Visa, Inc. - Class A (a)	28,631	5,696,710
XP, Inc. - Class A (a)(b)	254,507	10,215,911
		21,717,654
Electrical Components & Equipment - 2.85%
Universal Display Corp. (a)	46,762	8,238,062

Electronics - 1.93%
Jabil, Inc. (a)	143,056	5,563,448

Healthcare-Products - 4.15%
Edwards Lifesciences Corp. (b)	12,601	2,770,456
Inmode Ltd. (a)(b)	212,819	9,221,447
		11,991,903
Home Builders - 3.97%
DR Horton, Inc.	144,869	8,576,245
Winnebago Industries, Inc. (a)	52,717	2,886,783
		11,463,028
Housewares - 1.00%
Toro Co.	36,085	2,887,522

Insurance - 7.07%
Essent Group Ltd.	29,059	1,441,617
NMI Holdings, Inc. - Class A (b)	269,380	8,598,610
Palomar Holdings, Inc. (b)	194,547	10,398,537
		20,438,764
Internet - 5.41%
Alibaba Group Holding Ltd. - ADR (b)	27,664	5,715,106
CDW Corp. (a)	65,238	8,510,297
Yandex NV - Class A (b)	31,800	1,424,958
		15,650,361
Leisure Time - 1.02%
Planet Fitness, Inc. - Class A (b)	36,544	2,952,390

Mining - 4.08%
Franco-Nevada Corp.	78,455	8,915,626
Kirkland Lake Gold Ltd. (a)	70,008	2,879,429
		11,795,055
Pharmaceuticals - 0.50%
Jazz Pharmaceuticals PLC (b)	9,992	1,432,353

Real Estate - 0.50%
CBRE Group, Inc. - Class A (a)(b)	23,862	1,456,775

Retail - 5.94%
Boot Barn Holdings, Inc. (b)	203,468	8,539,552
Lululemon Athletica, Inc. (b)	36,107	8,643,655
		17,183,207
Semiconductors - 6.27%
Advanced Micro Devices, Inc. (b)	61,727	2,901,169
ASML Holding NV - ADR	19,805	5,558,471
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	25,639	1,382,968
Teradyne, Inc.	125,631	8,290,389
		18,132,997
Software - 13.93%
Adobe, Inc. (b)	29,188	10,249,075
j2 Global, Inc. (a)	14,841	1,422,658
Microsoft Corp.	34,905	5,941,878
Paycom Software, Inc. (a)(b)	31,871	10,140,077
Progress Software Corp.	31,446	1,419,158
ServiceNow, Inc. (b)	32,800	11,093,943
		40,266,789
Transportation - 0.49%
ZTO Express Cayman, Inc. - ADR (a)	65,402	1,420,531
TOTAL COMMON STOCKS (Cost $261,326,971)		276,401,236

REAL ESTATE INVESTMENT TRUSTS - 4.02%
Single Tenant - 4.02%
Essential Properties Realty Trust, Inc.	315,339	8,706,510
Spirit Realty Capital, Inc.	55,395	2,923,748
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,289,737)		11,630,258

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.55%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	44,941,196	44,941,196
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $44,941,196)		44,941,196

SHORT TERM INVESTMENTS - 0.27%
Money Market Funds - 0.27%
Fidelity Government Portfolio - Class I, 1.45% (c)	772,099	772,099
TOTAL SHORT TERM INVESTMENTS (Cost $772,099)		772,099

Total Investments (Cost $318,330,003) - 115.46%		333,744,789
Liabilities in Excess of Other Assets - (15.46)%		(44,681,781)
TOTAL NET ASSETS - 100.00%		$289,063,008

Asset Type	% of Net Assets
Common Stocks	95.62%
Real Estate Investment Trusts	4.02
Investments Purchased with Proceeds From Securities Lending	15.55
Short Term Investments	0.27
Total Investments	115.46
Liabilities in Excess of Other Assets	(15.46)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $42,589,492, or 14.73% of net assets.
(b)	Non-income producing security.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator IBD® ETF Leaders ETF
Schedule of Investments
January 31, 2020 (Unaudited)
	Shares	Value
EXCHANGE TRADED FUNDS - 99.64%
Other Investment Pools and Funds - 99.64%
ARK Innovation ETF	20,603	$1,067,235
ARK Next Generation Internet ETF	3,982	251,543
ETFMG Prime Junior Silver Miners ETF (a)	41,470	453,267
Fidelity MSCI Information Technology Index ETF	3,168	238,139
First Trust NASDAQ-100 Technology Index Fund	2,288	229,532
First Trust Rising Dividend Achievers ETF (a)	57,519	1,978,654
Global X Silver Miners ETF (a)	15,554	483,729
Invesco KBW Bank ETF (a)	35,431	1,910,794
Invesco QQQ Trust Series 1 (a)	4,851	1,062,709
iShares MSCI Global Gold Miners ETF	21,439	509,605
iShares PHLX Semiconductor ETF	913	221,914
iShares US Technology ETF	990	239,788
Schwab U.S. Large-Cap Growth ETF (a)	11,110	1,061,005
SPDR S&P 500 ETF Trust	3,201	1,029,857
SPDR S&P Semiconductor ETF	2,167	221,229
Technology Select Sector SPDR Fund	2,497	238,039
VanEck Vectors Junior Gold Miners ETF	12,199	506,746
VanEck Vectors Semiconductor ETF	1,617	222,451
Vanguard Information Technology ETF	935	237,658
TOTAL EXCHANGE TRADED FUNDS (Cost $11,868,520)		12,163,894

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 34.02%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (b)	4,152,647	4,152,647
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,152,647)		4,152,647

SHORT TERM INVESTMENTS - 0.38%
Money Market Funds - 0.38%
Fidelity Government Portfolio - Class I, 1.45% (b)	47,014	47,014
TOTAL SHORT TERM INVESTMENTS (Cost $47,014)		47,014

Total Investments (Cost $16,068,181) - 134.04%		16,363,555
Liabilities in Excess of Other Assets - (34.04)%		(4,155,984)
TOTAL NET ASSETS - 100.00%		$12,207,571

Asset Type	% of Net Assets
Exchange Traded Funds	99.64%
Investments Purchased with Proceeds From Securities Lending	34.02
Short Term Investments	0.38
Total Investments	134.04
Liabilities in Excess of Other Assets	(34.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $3,993,839, or 32.72% of net assets.
(b)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator IBD® Breakout Opportunities ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.15%
Aerospace/Defense - 1.27%
CAE, Inc.	1,830	$54,314
L3Harris Technologies, Inc.	126	27,888
		82,202
Banks - 0.83%
Meta Financial Group, Inc.	1,440	53,597

Beverages - 2.50%
Monster Beverage Corp. (a)	2,430	161,838

Biotechnology - 2.94%
NeoGenomics, Inc. (a)(b)	5,892	189,899

Building Materials - 2.05%
Armstrong World Industries, Inc.	1,050	105,347
Trex Co., Inc. (a)(b)	276	27,114
		132,461
Commercial Services - 11.92%
Chegg, Inc. (a)	636	26,222
Euronet Worldwide, Inc. (a)	1,002	157,955
FTI Consulting, Inc. (a)	462	55,468
Paylocity Holding Corp. (a)(b)	198	28,094
PayPal Holdings, Inc. (a)	1,632	185,868
Strategic Education, Inc.	1,008	163,588
WEX, Inc. (a)	708	153,580
		770,775
Computers - 4.47%
CyberArk Software Ltd. (a)	390	53,910
Fortinet, Inc. (a)	462	53,296
Rapid7, Inc. (a)	3,060	181,703
		288,909
Diversified Financial Services - 7.89%
Mastercard, Inc. - Class A	168	53,078
Sculptor Capital Management, Inc.	8,112	186,089
Visa, Inc. - Class A (b)	792	157,584
XP, Inc. - Class A (a)	2,814	112,954
		509,705
Electrical Components & Equipment - 0.72%
Universal Display Corp.	264	46,509

Energy-Alternate Sources - 0.75%
SolarEdge Technologies, Inc. (a)	492	48,147

Engineering & Construction - 3.25%
Jacobs Engineering Group, Inc.	1,680	155,450
TopBuild Corp. (a)	480	54,965
		210,415
Healthcare-Products - 4.66%
Penumbra, Inc. (a)(b)	948	166,335
Repligen Corp. (a)	276	27,708
Teleflex, Inc.	288	106,995
		301,038
Healthcare-Services - 0.37%
Anthem, Inc.	90	23,875

Home Builders - 2.83%
Installed Building Products, Inc. (a)	1,410	104,524
LGI Homes, Inc. (a)	330	26,314
M/I Homes, Inc. (a)	1,170	51,936
		182,774
Insurance - 5.41%
Fidelity National Financial, Inc.	3,384	164,970
RLI Corp.	1,986	184,718
		349,688
Internet - 2.57%
Mimecast Ltd. (a)	3,258	166,256

Leisure Time - 3.03%
Planet Fitness, Inc. - Class A (a)	2,424	195,835

Mining - 1.68%
Pan American Silver Corp.	4,728	108,649

Miscellaneous Manufacturing - 0.38%
Federal Signal Corp.	774	24,892

Pharmaceuticals - 3.38%
DexCom, Inc. (a)	462	111,226
Zoetis, Inc.	798	107,100
		218,326
Retail - 2.90%
Chipotle Mexican Grill, Inc. (a)	216	187,220

Semiconductors - 1.55%
Cirrus Logic, Inc. (a)	1,302	100,007

Software - 28.86%
Adobe, Inc. (a)	468	164,334
Autodesk, Inc. (a)	954	187,795
Bill.Com Holdings, Inc. (a)	4,026	202,588
Blackline, Inc. (a)	2,700	165,159
Cadence Design Systems, Inc. (a)	2,190	157,921
Datadog, Inc. - Class A (a)	4,530	209,332
HubSpot, Inc. (a)	588	106,393
j2 Global, Inc. (b)	540	51,764
Paycom Software, Inc. (a)	84	26,725
RingCentral, Inc. - Class A (a)(b)	138	28,370
ServiceNow, Inc. (a)	90	30,441
Sprout Social, Inc. - Class A (a)(b)	9,390	192,777
SPS Commerce, Inc. (a)	3,252	184,811
SS&C Technologies Holdings, Inc.	834	52,550
Synopsys, Inc. (a)	708	104,437
		1,865,397
Telecommunications - 0.32%
AudioCodes Ltd.	966	20,711

Transportation - 1.62%
XPO Logistics, Inc. (a)(b)	1,182	105,103
TOTAL COMMON STOCKS (Cost $6,058,667)		6,344,228

REAL ESTATE INVESTMENT TRUSTS - 1.74%
Single Tenant - 1.74%
Essential Properties Realty Trust, Inc.	4,080	112,649
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $104,815)		112,649

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.28%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	922,861	922,861
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $922,861)		922,861

SHORT TERM INVESTMENTS - 0.15%
Money Market Funds - 0.15%
Fidelity Government Portfolio - Class I, 1.45% (c)	9,558	9,558
TOTAL SHORT TERM INVESTMENTS (Cost $9,558)		9,558

Total Investments (Cost $7,095,901) - 114.32%		7,389,296
Liabilities in Excess of Other Assets - (14.32)%		(925,768)
TOTAL NET ASSETS - 100.00%		$6,463,528

Asset Type	% of Net Assets
Common Stocks	98.15%
Real Estate Investment Trusts	1.74
Investments Purchased with Proceeds From Securities Lending	14.28
Short Term Investments	0.15
Total Investments	114.32
Liabilities in Excess of Other Assets	(14.32)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $883,292, or 13.67% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator Loup Frontier Tech ETF
Schedule of Investments
January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.92%
Aerospace/Defense - 2.93%
AeroVironment, Inc. (a)(b)	4,888	$325,590

Auto Manufacturers - 8.61%
Tesla, Inc. (a)(b)	1,472	957,639

Computers - 4.88%
Lumentum Holdings, Inc. (a)(b)	7,168	543,119

Electrical Components & Equipment - 5.93%
LG Innotek Co., Ltd.	2,736	348,930
Novanta, Inc. (a)	3,424	310,660
		659,590
Electronics - 16.42%
Coherent, Inc. (a)	2,080	294,174
FLIR Systems, Inc.	5,632	290,273
Fortive Corp.	4,040	302,717
II-VI, Inc. (a)(b)	10,152	341,615
Omron Corp.	4,800	283,956
Trimble, Inc. (a)	7,376	313,628
		1,826,363
Healthcare-Products - 2.66%
Intuitive Surgical, Inc. (a)	528	295,564

Home Furnishings - 2.87%
Sony Corp. - ADR	4,544	318,898

Internet - 11.61%
Baidu, Inc. - ADR (a)	4,344	536,745
Pinterest, Inc. - Class A (a)(b)	16,448	362,349
Uber Technologies, Inc. (a)	10,824	392,803
		1,291,897
Machinery-Diversified - 7.83%
Harmonic Drive Systems, Inc. (b)	6,400	294,735
Rockwell Automation, Inc.	1,512	289,790
Yaskawa Electric Corp.	8,000	286,097
		870,622
Miscellaneous Manufacturing - 5.72%
Axon Enterprise, Inc. (a)(b)	4,144	318,300
Fabrinet (a)	5,040	317,722
		636,022
Semiconductors - 21.64%
Advanced Micro Devices, Inc. (a)	12,824	602,728
AMS AG (a)	6,424	263,243
NVIDIA Corp.	1,416	334,785
SK Hynix, Inc.	4,424	347,060
STMicroelectronics NV	19,528	547,720
Teradyne, Inc.	4,720	311,473
		2,407,009
Software - 5.92%
BlackBerry Ltd. (a)	55,040	335,214
Nuance Communications, Inc. (a)	17,096	323,456
		658,670
Transportation - 2.90%
XPO Logistics, Inc. (a)(b)	3,632	322,957
TOTAL COMMON STOCKS (Cost $9,566,920)		11,113,940

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 19.51%
Mount Vernon Liquid Assets Portfolio, LLC, 1.77% (c)	2,169,773	2,169,773
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,169,773)		2,169,773

SHORT TERM INVESTMENTS - 0.08%
Money Market Funds - 0.08%
Fidelity Government Portfolio - Class I, 1.45% (c)	9,367	9,367
TOTAL SHORT TERM INVESTMENTS (Cost $9,367)		9,367

Total Investments (Cost $11,746,060) - 119.51%		13,293,080
Liabilities in Excess of Other Assets - (19.51)%		(2,169,867)
TOTAL NET ASSETS - 100.00%		$11,123,213

Country	% of Net Assets
Austria	2.37%
Canada	3.01
China	4.83
Japan	10.64
South Korea	6.26
Switzerland	4.92
Thailand	2.86
United States	65.03
Total Country	99.92
Investments Purchased with Proceeds From Securities Lending	19.51
Short Term Investments	0.08
Total Investments	119.51
Liabilities in Excess of Other Assets	(19.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2020. The total value of securities on loan is $2,072,751, or 18.63% of net assets.
(c)	Represents annualized seven-day yield as of the end of the reporting period.

Innovator S&P 500® Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.76% (a)
CALL OPTIONS - 78.81%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.18	978	$315,455,856	$124,712,594
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.84	164	5,289,820	2,090,949
			126,803,543
PUT OPTIONS - 25.95%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.35	489	157,727,928	31,535,558
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.27	489	157,727,928	9,523,030
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.67	82	2,644,910	529,091
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.04	82	2,644,910	159,730
			41,747,409
TOTAL PURCHASED OPTIONS (Cost $169,337,854)			168,550,952

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	13,240		13,240
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $13,840)			13,840

Total Investments (Cost $169,351,694) - 104.77%			168,564,792
Liabilities in Excess of Other Assets - (4.77)%			(7,676,477)
TOTAL NET ASSETS - 100.00%			$160,888,315

Asset Type	% of Net Assets
Purchased Options	104.76%
Short Term Investments	0.01
Total Investments	104.77
Liabilities in Excess of Other Assets	(4.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.35	489	$(157,727,928)	$(248,034)
SPX S&P 500® Index	12/31/2020	3,659.88	489	(157,727,928)	(1,040,182)
XSP S&P 500® Mini Index	12/31/2020	387.67	82	(2,644,910)	(4,150)
XSP S&P 500® Mini Index	12/31/2020	365.99	82	(2,644,910)	(17,441)
					(1,309,807)
Put Options
SPX S&P 500® Index	12/31/2020	2,939.54	489	(157,727,928)	(5,384,079)
SPX S&P 500® Index	12/31/2020	1,938.18	978	(315,455,856)	(846,996)
XSP S&P 500® Mini Index	12/31/2020	293.95	82	(2,644,910)	(90,278)
XSP S&P 500® Mini Index	12/31/2020	193.84	164	(5,289,820)	(14,212)
					(6,335,565)
Total Options Written (Premiums Received $7,424,546)					$(7,645,372)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - February
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.07% (a)
CALL OPTIONS - 78.89%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $1,935.11	8	$2,580,416	$1,018,320
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $193.53	72	2,322,360	915,480
			1,933,800
PUT OPTIONS - 26.18%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,870.22	4	1,290,208	257,288
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,225.16	4	1,290,208	80,856
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $387.06	36	1,161,180	231,228
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $322.53	36	1,161,180	72,360
			641,732
TOTAL PURCHASED OPTIONS (Cost $2,575,828)			2,575,532

Total Investments (Cost $2,575,828) - 105.07%			2,575,532
Liabilities in Excess of Other Assets - (5.07)%			(124,198)
TOTAL NET ASSETS - 100.00%			$2,451,334

Asset Type	% of Net Assets
Purchased Options	105.07%
Total Investments	105.07
Liabilities in Excess of Other Assets	(5.07)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.22	4	$(1,290,208)	$(2,216)
SPX S&P 500® Index	1/29/2021	3,644.42	4	(1,290,208)	(10,252)
XSP S&P 500® Mini Index	1/29/2021	387.06	36	(1,161,180)	(2,412)
XSP S&P 500® Mini Index	1/29/2021	364.44	36	(1,161,180)	(9,684)
					(24,564)
Put Options
SPX S&P 500® Index	1/29/2021	2,934.89	4	(1,290,208)	(45,796)
SPX S&P 500® Index	1/29/2021	1,935.11	8	(2,580,416)	(6,072)
XSP S&P 500® Mini Index	1/29/2021	293.49	36	(1,161,180)	(41,652)
XSP S&P 500® Mini Index	1/29/2021	193.53	72	(2,322,360)	(6,336)
					(99,856)
Total Options Written (Premiums Received $124,050)					$(124,420)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF -April
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.96% (a)
CALL OPTIONS - 95.82%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.65	212	$68,381,024	$32,296,217
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.08	212	6,838,060	3,229,307
			35,525,524
PUT OPTIONS - 6.14%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.31	106	34,190,512	1,926,480
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.4	106	34,190,512	144,325
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.17	106	3,419,030	192,966
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.45	106	3,419,030	14,439
			2,278,210
TOTAL PURCHASED OPTIONS (Cost $38,418,591)			37,803,734

Total Investments (Cost $38,418,591) - 101.96%			37,803,734
Liabilities in Excess of Other Assets - (1.96)%			(727,320)
TOTAL NET ASSETS - 100.00%			$37,076,414

Asset Type	% of Net Assets
Purchased Options	101.96%
Total Investments	101.96
Liabilities in Excess of Other Assets	(1.96)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.31	106	$(34,190,512)	$(95,650)
SPX S&P 500® Index	3/31/2020	3,323.12	106	(34,190,512)	(331,053)
XSP S&P 500® Mini Index	3/31/2020	340.17	106	(3,419,030)	(9,496)
XSP S&P 500® Mini Index	3/31/2020	332.31	106	(3,419,030)	(33,114)
					(469,313)
Put Options
SPX S&P 500® Index	3/31/2020	2,579.29	106	(34,190,512)	(49,684)
SPX S&P 500® Index	3/31/2020	1,700.65	212	(68,381,024)	(10,104)
XSP S&P 500® Mini Index	3/31/2020	257.93	106	(3,419,030)	(4,969)
XSP S&P 500® Mini Index	3/31/2020	170.08	212	(6,838,060)	(1,011)
					(65,768)
Total Options Written (Premiums Received $511,598)					$(535,081)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - June
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.16% (a)
CALL OPTIONS - 101.78%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.26	28	$9,031,456	$4,389,860
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.14	42	1,354,710	658,420
			5,048,280
PUT OPTIONS - 5.38%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.52	14	4,515,728	199,000
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.08	14	4,515,728	32,918
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.29	21	677,355	29,890
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.22	21	677,355	4,940
			266,748
TOTAL PURCHASED OPTIONS (Cost $5,353,925)			5,315,028

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	116		116
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $716)			716

Total Investments (Cost $5,354,641) - 107.17%			5,315,744
Liabilities in Excess of Other Assets - (7.17)%			(355,810)
TOTAL NET ASSETS - 100.00%			$4,959,934

Asset Type	% of Net Assets
Purchased Options	107.16%
Short Term Investments	0.01
Total Investments	107.17
Liabilities in Excess of Other Assets	(7.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.52	14	$(4,515,728)	$(96,246)
SPX S&P 500® Index	5/29/2020	3,204.79	14	(4,515,728)	(177,263)
XSP S&P 500® Mini Index	5/29/2020	330.29	21	(677,355)	(14,396)
XSP S&P 500® Mini Index	5/29/2020	320.48	21	(677,355)	(26,588)
					(314,493)
Put Options
SPX S&P 500® Index	5/29/2020	2,504.38	14	(4,515,728)	(14,121)
SPX S&P 500® Index	5/29/2020	1,651.26	28	(9,031,456)	(2,867)
XSP S&P 500® Mini Index	5/29/2020	250.44	21	(677,355)	(2,118)
XSP S&P 500® Mini Index	5/29/2020	165.14	42	(1,354,710)	(430)
					(19,536)
Total Options Written (Premiums Received $134,168)					$(334,029)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - July
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.05% (a)
CALL OPTIONS - 91.56%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.82	450	$145,148,400	$65,389,787
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.50	40	1,290,200	581,171
			65,970,958
PUT OPTIONS - 11.49%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.65	225	72,574,200	6,966,929
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.35	225	72,574,200	1,241,102
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $353.01	20	645,100	62,008
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.14	20	645,100	11,033
			8,281,072
TOTAL PURCHASED OPTIONS (Cost $74,319,844)			74,252,030

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	408		408
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,008)			1,008

Total Investments (Cost $74,320,852) - 103.05%			74,253,038
Liabilities in Excess of Other Assets - (3.05)%			(2,200,620)
TOTAL NET ASSETS - 100.00%			$72,052,418

Asset Type	% of Net Assets
Purchased Options	103.05
Short Term Investments	0.00
Total Investments	103.05
Liabilities in Excess of Other Assets	(3.05)
Net Assets	100.00

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.65	225	$(72,574,200)	$(246,102)
SPX S&P 500® Index	6/30/2020	3,353.13	225	(72,574,200)	(1,289,622)
XSP S&P 500® Mini Index	6/30/2020	353.01	20	(645,100)	(2,178)
XSP S&P 500® Mini Index	6/30/2020	335.31	20	(645,100)	(11,466)
					(1,549,368)
Put Options
SPX S&P 500® Index	6/30/2020	2,676.62	225	(72,574,200)	(558,685)
SPX S&P 500® Index	6/30/2020	1,764.82	450	(145,148,400)	(76,334)
XSP S&P 500® Mini Index	6/30/2020	267.66	20	(645,100)	(4,966)
XSP S&P 500® Mini Index	6/30/2020	176.50	40	(1,290,200)	(679)
					(640,664)
Total Options Written (Premiums Received $2,063,009)					$(2,190,032)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - August
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.53% (a)
CALL OPTIONS - 90.07%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.11	228	$73,541,856	$32,632,753
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.83	114	3,677,070	1,631,429
			34,264,182
PUT OPTIONS - 13.46%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.22	114	36,770,928	4,049,517
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.16	114	36,770,928	825,492
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.66	57	1,838,535	202,666
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.03	57	1,838,535	41,290
			5,118,965
TOTAL PURCHASED OPTIONS (Cost $39,754,011)			39,383,147

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	224		224
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $824)			824

Total Investments (Cost $39,754,835) - 103.53%			39,383,971
Liabilities in Excess of Other Assets - (3.53)%			(1,344,201)
TOTAL NET ASSETS - 100.00%			$38,039,770

Asset Type	% of Net Assets
Purchased Options	103.53%
Short Term Investments	0.00 (b)
Total Investments	103.53
Liabilities in Excess of Other Assets	(3.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.22	114	$(36,770,928)	$(117,105)
SPX S&P 500® Index	7/31/2020	3,385.45	114	(36,770,928)	(619,220)
XSP S&P 500® Mini Index	7/31/2020	357.66	57	(1,838,535)	(5,834)
XSP S&P 500® Mini Index	7/31/2020	338.55	57	(1,838,535)	(30,949)
					(773,108)
Put Options
SPX S&P 500® Index	7/31/2020	2,711.94	114	(36,770,928)	(395,338)
SPX S&P 500® Index	7/31/2020	1,788.11	228	(73,541,856)	(51,268)
XSP S&P 500® Mini Index	7/31/2020	271.19	57	(1,838,535)	(19,764)
XSP S&P 500® Mini Index	7/31/2020	178.83	114	(3,677,070)	(2,565)
					(468,935)
Total Options Written (Premiums Received $1,234,690)					$(1,242,043)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - September
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.10% (a)
CALL OPTIONS - 93.04%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.38	28	$9,031,456	$4,086,889
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.56	10	322,550	145,939
			4,232,828
PUT OPTIONS - 12.06%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.76	14	4,515,728	429,118
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.61	14	4,515,728	100,808
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.11	5	161,275	15,339
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.57	5	161,275	3,601
			548,866
TOTAL PURCHASED OPTIONS (Cost $4,632,656)			4,781,694

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	128		128
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $728)			728

Total Investments (Cost $4,633,384) - 105.12%			4,782,422
Liabilities in Excess of Other Assets - (5.12)%			(232,891)
TOTAL NET ASSETS - 100.00%			$4,549,531

Asset Type	% of Net Assets
Purchased Options	105.10%
Short Term Investments	0.02
Total Investments	105.12
Liabilities in Excess of Other Assets	(5.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.76	14	$(4,515,728)	$(34,534)
SPX S&P 500® Index	8/31/2020	3,337.23	14	(4,515,728)	(120,457)
XSP S&P 500® Mini Index	8/31/2020	351.11	5	(161,275)	(1,230)
XSP S&P 500® Mini Index	8/31/2020	333.72	5	(161,275)	(4,303)
					(160,524)
Put Options
SPX S&P 500® Index	8/31/2020	2,662.30	14	(4,515,728)	(50,546)
SPX S&P 500® Index	8/31/2020	1,755.38	28	(9,031,456)	(7,330)
XSP S&P 500® Mini Index	8/31/2020	266.23	5	(161,275)	(1,805)
XSP S&P 500® Mini Index	8/31/2020	175.56	10	(322,550)	(262)
					(59,943)
Total Options Written (Premiums Received $197,856)					$(220,467)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - October
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.50% (a)
CALL OPTIONS - 90.23%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.06	946	$305,134,192	$134,987,213
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.62	20	645,100	285,358
			135,272,571
PUT OPTIONS - 14.27%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.12	473	152,567,096	17,046,012
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.74	473	152,567,096	4,307,396
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.25	10	322,550	36,070
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.68	10	322,550	9,108
			21,398,586
TOTAL PURCHASED OPTIONS (Cost $152,683,013)			156,671,157

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	2,099		2,099
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,699)			2,699

Total Investments (Cost $152,685,712) - 104.50%			156,673,856
Liabilities in Excess of Other Assets - (4.50)%			(6,754,643)
TOTAL NET ASSETS - 100.00%			$149,919,213

Asset Type	% of Net Assets
Purchased Options	104.50%
Short Term Investments	0.00 (b)
Total Investments	104.50
Liabilities in Excess of Other Assets	(4.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.12	473	$(152,567,096)	$(919,137)
SPX S&P 500® Index	9/30/2020	3,397.04	473	(152,567,096)	(3,281,229)
XSP S&P 500® Mini Index	9/30/2020	357.25	10	(322,550)	(1,938)
XSP S&P 500® Mini Index	9/30/2020	339.70	10	(322,550)	(6,939)
					(4,209,243)
Put Options
SPX S&P 500® Index	9/30/2020	2,708.82	473	(152,567,096)	(2,237,587)
SPX S&P 500® Index	9/30/2020	1,786.06	946	(305,134,192)	(304,666)
XSP S&P 500® Mini Index	9/30/2020	270.88	10	(322,550)	(4,730)
XSP S&P 500® Mini Index	9/30/2020	178.62	20	(645,100)	(644)
					(2,547,627)
Total Options Written (Premiums Received $6,540,120)					$(6,756,870)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - November
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.41% (a)
CALL OPTIONS - 87.35%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.61	104	$33,545,408	$14,461,103
XSP S&P 500® Mini Index, Expires10/30/2020, Strike Price $182.28	52	1,677,260	722,959
			15,184,062
PUT OPTIONS - 17.06%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.22	52	16,772,704	2,221,930
SPX S&P 500® Index, Expires10/30/2020, Strike Price $3,037.66	52	16,772,704	601,949
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.56	26	838,630	111,182
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.78	26	838,630	30,107
			2,965,168
TOTAL PURCHASED OPTIONS (Cost $17,940,569)			18,149,230

Total Investments (Cost $17,940,569) - 104.41%			18,149,230
Liabilities in Excess of Other Assets - (4.41)%			(766,020)
TOTAL NET ASSETS - 100.00%			$17,383,210

Asset Type	% of Net Assets
Purchased Options	104.41%
Total Investments	104.41
Liabilities in Excess of Other Assets	(4.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.22	52	$(16,772,704)	$(76,072)
SPX S&P 500® Index	10/30/2020	3,463.83	52	(16,772,704)	(279,098)
XSP S&P 500® Mini Index	10/30/2020	364.56	26	(838,630)	(3,793)
XSP S&P 500® Mini Index	10/30/2020	346.38	26	(838,630)	(13,958)
					(372,921)
Put Options
SPX S&P 500® Index	10/30/2020	2,764.26	52	(16,772,704)	(324,209)
SPX S&P 500® Index	10/30/2020	1,822.61	104	(33,545,408)	(45,829)
XSP S&P 500® Mini Index	10/30/2020	276.43	26	(838,630)	(16,212)
XSP S&P 500® Mini Index	10/30/2020	182.28	52	(1,677,260)	(2,293)
					(388,543)
Total Options Written (Premiums Received $805,999)					$(764,464)

(a) Exchange-Traded.

Innovator S&P 500® Buffer ETF - December
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.46% (a)
CALL OPTIONS - 82.61%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.94	144	$46,447,488	$19,113,635
XSP S&P 500® Mini Index, Expires11/30/2020, Strike Price $188.51	72	2,322,360	955,571
			20,069,206
PUT OPTIONS - 21.85%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.88	72	23,223,744	3,926,128
SPX S&P 500® Index, Expires11/30/2020, Strike Price $3,141.54	72	23,223,744	1,129,281
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.02	36	1,161,180	196,413
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.16	36	1,161,180	56,471
			5,308,293
TOTAL PURCHASED OPTIONS (Cost $25,281,692)			25,377,499

Total Investments (Cost $25,281,692) - 104.46%			25,377,499
Liabilities in Excess of Other Assets - (4.46)%			(1,082,693)
TOTAL NET ASSETS - 100.00%			$24,294,806

Asset Type	% of Net Assets
Purchased Options	104.46%
Total Investments	104.46
Liabilities in Excess of Other Assets	(4.46)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.88	72	$(23,223,744)	$(57,728)
SPX S&P 500® Index	11/30/2020	3,560.92	72	(23,223,744)	(247,484)
XSP S&P 500® Mini Index	11/30/2020	377.02	36	(1,161,180)	(2,880)
XSP S&P 500® Mini Index	11/30/2020	356.09	36	(1,161,180)	(12,376)
					(320,468)
Put Options
SPX S&P 500® Index	11/30/2020	2,858.79	72	(23,223,744)	(628,584)
SPX S&P 500® Index	11/30/2020	1,884.94	144	(46,447,488)	(94,553)
XSP S&P 500® Mini Index	11/30/2020	285.88	36	(1,161,180)	(31,430)
XSP S&P 500® Mini Index	11/30/2020	188.51	72	(2,322,360)	(4,730)
					(759,297)
Total Options Written (Premiums Received $1,206,913)					$(1,079,765)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.69% (a)
CALL OPTIONS - 78.76%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.16	1,152	$371,579,904	$146,902,932
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.82	106	3,419,030	1,351,670
			148,254,602
PUT OPTIONS - 25.93%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.31	576	185,789,952	37,143,982
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.26	576	185,789,952	11,217,098
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.63	53	1,709,515	341,771
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.03	53	1,709,515	103,221
			48,806,072
TOTAL PURCHASED OPTIONS (Cost $197,602,547)			197,060,674

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	17,730		17,730
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $18,330)			18,330

Total Investments (Cost $197,620,877) - 104.70%			197,079,004
Liabilities in Excess of Other Assets - (4.70)%			(8,852,481)
TOTAL NET ASSETS - 100.00%			$188,226,523

Asset Type	% of Net Assets
Purchased Options	104.69%
Short Term Investments	0.01
Total Investments	104.70
Liabilities in Excess of Other Assets	(4.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.31	576	$(185,789,952)	$(292,239)
SPX S&P 500® Index	12/31/2020	3,504.83	576	(185,789,952)	(3,277,649)
XSP S&P 500® Mini Index	12/31/2020	387.63	53	(1,709,515)	(2,689)
XSP S&P 500® Mini Index	12/31/2020	350.48	53	(1,709,515)	(30,164)
					(3,602,741)
Put Options
SPX S&P 500® Index	12/31/2020	2,745.72	576	(185,789,952)	(4,179,154)
SPX S&P 500® Index	12/31/2020	1,938.16	1152	(371,579,904)	(997,635)
XSP S&P 500® Mini Index	12/31/2020	274.57	53	(1,709,515)	(38,452)
XSP S&P 500® Mini Index	12/31/2020	193.82	106	(3,419,030)	(9,180)
					(5,224,421)
Total Options Written (Premiums Received $9,211,898)					$(8,827,162)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - February
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.04% (a)
CALL OPTIONS - 78.88%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $1,935.09	8	$2,580,416	$1,018,008
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $193.51	72	2,322,360	915,624
			1,933,632
PUT OPTIONS - 26.16%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,870.18	4	1,290,208	257,112
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,225.15	4	1,290,208	80,692
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $387.02	36	1,161,180	231,084
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $322.52	36	1,161,180	72,324
			641,212
TOTAL PURCHASED OPTIONS (Cost $2,575,140)			2,574,844

Total Investments (Cost $2,575,140) - 105.04%			2,574,844
Liabilities in Excess of Other Assets - (5.04)%			(123,510)
TOTAL NET ASSETS - 100.00%			$2,451,334

Asset Type	% of Net Assets
Purchased Options	105.04%
Total Investments	105.04
Liabilities in Excess of Other Assets	(5.04)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.18	4	$(1,290,208)	$(2,376)
SPX S&P 500® Index	1/29/2021	3,499.61	4	(1,290,208)	(24,836)
XSP S&P 500® Mini Index	1/29/2021	387.02	36	(1,161,180)	(2,448)
XSP S&P 500® Mini Index	1/29/2021	349.96	36	(1,161,180)	(22,644)
					(52,304)
Put Options
SPX S&P 500® Index	1/29/2021	2,741.38	4	(1,290,208)	(30,688)
SPX S&P 500® Index	1/29/2021	1,935.09	8	(2,580,416)	(6,400)
XSP S&P 500® Mini Index	1/29/2021	274.14	36	(1,161,180)	(27,936)
XSP S&P 500® Mini Index	1/29/2021	193.51	72	(2,322,360)	(6,408)
					(71,432)
Total Options Written (Premiums Received $123,366)					$(123,736)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF -April
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.96% (a)
CALL OPTIONS - 99.58%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.63	462	$149,019,024	$70,382,293
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.06	512	16,514,560	7,800,095
			78,182,388
PUT OPTIONS - 6.38%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.27	231	74,509,512	4,197,558
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,834.39	231	74,509,512	314,508
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.13	256	8,257,280	465,243
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $283.44	256	8,257,280	34,856
			5,012,165
TOTAL PURCHASED OPTIONS (Cost $85,811,064)			83,194,553

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	4,810		4,810
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $5,410)			5,410

Total Investments (Cost $85,816,474) - 105.97%			83,199,963
Liabilities in Excess of Other Assets - (5.97)%			(4,689,448)
TOTAL NET ASSETS - 100.00%			$78,510,515

Asset Type	% of Net Assets
Purchased Options	105.96%
Short Term Investments	0.01
Total Investments	105.97
Liabilities in Excess of Other Assets	(5.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.27	231	$(74,509,512)	$(208,600)
SPX S&P 500® Index	3/31/2020	3,135.12	231	(74,509,512)	(3,397,117)
XSP S&P 500® Mini Index	3/31/2020	340.13	256	(8,257,280)	(23,105)
XSP S&P 500® Mini Index	3/31/2020	313.51	256	(8,257,280)	(376,515)
					(4,005,337)
Put Options
SPX S&P 500® Index	3/31/2020	2,409.23	231	(74,509,512)	(61,089)
SPX S&P 500® Index	3/31/2020	1,700.63	462	(149,019,024)	(22,016)
XSP S&P 500® Mini Index	3/31/2020	240.92	256	(8,257,280)	(6,770)
XSP S&P 500® Mini Index	3/31/2020	170.06	512	(16,514,560)	(2,440)
					(92,315)
Total Options Written (Premiums Received $1,717,859)					$(4,097,652)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - June
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.33% (a)
CALL OPTIONS - 105.74%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.24	112	$36,125,824	$17,559,665
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.12	168	5,418,840	2,634,017
			20,193,682
PUT OPTIONS - 5.59%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.48	56	18,062,912	795,887
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.07	56	18,062,912	131,669
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.25	84	2,709,420	119,392
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.21	84	2,709,420	19,752
			1,066,700
TOTAL PURCHASED OPTIONS (Cost $21,805,853)			21,260,382

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	161		161
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $761)			761

Total Investments (Cost $21,806,614) - 111.33%			21,261,143
Liabilities in Excess of Other Assets - (11.33)%			(2,164,064)
TOTAL NET ASSETS - 100.00%			$19,097,079

Asset Type	% of Net Assets
Purchased Options	111.33%
Short Term Investments	0.00 (b)
Total Investments	111.33
Liabilities in Excess of Other Assets	(11.33)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.48	56	$(18,062,912)	$(385,099)
SPX S&P 500® Index	5/29/2020	3,041.59	56	(18,062,912)	(1,381,824)
XSP S&P 500® Mini Index	5/29/2020	330.25	84	(2,709,420)	(57,756)
XSP S&P 500® Mini Index	5/29/2020	304.16	84	(2,709,420)	(207,267)
					(2,031,946)
Put Options
SPX S&P 500® Index	5/29/2020	2,339.26	56	(18,062,912)	(33,626)
SPX S&P 500® Index	5/29/2020	1,651.24	112	(36,125,824)	(11,468)
XSP S&P 500® Mini Index	5/29/2020	233.93	84	(2,709,420)	(5,045)
XSP S&P 500® Mini Index	5/29/2020	165.12	168	(5,418,840)	(1,720)
					(51,859)
Total Options Written (Premiums Received $679,019)					$(2,083,805)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - July
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.50% (a)
CALL OPTIONS - 93.73%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.80	534	$172,242,768	$77,596,933
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.48	20	645,100	290,625
			77,887,558
PUT OPTIONS - 11.77%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.61	267	86,121,384	8,266,480
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.34	267	86,121,384	1,472,732
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.96	10	322,550	30,960
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.13	10	322,550	5,515
			9,775,687
TOTAL PURCHASED OPTIONS (Cost $85,364,541)			87,663,245

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	467		467
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,067)			1,067

Total Investments (Cost $85,365,608) - 105.50%			87,664,312
Liabilities in Excess of Other Assets - (5.50)%			(4,567,811)
TOTAL NET ASSETS - 100.00%			$83,096,501

Asset Type	% of Net Assets
Purchased Options	105.50%
Short Term Investments	0.00
Total Investments	105.50
Liabilities in Excess of Other Assets	(5.50)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.61	267	$(86,121,384)	$(292,156)
SPX S&P 500® Index	6/30/2020	3,202.53	267	(86,121,384)	(3,787,317)
XSP S&P 500® Mini Index	6/30/2020	352.96	10	(322,550)	(1,094)
XSP S&P 500® Mini Index	6/30/2020	320.25	10	(322,550)	(14,187)
					(4,094,754)
Put Options
SPX S&P 500® Index	6/30/2020	2,500.14	267	(86,121,384)	(379,314)
SPX S&P 500® Index	6/30/2020	1,764.80	534	(172,242,768)	(90,578)
XSP S&P 500® Mini Index	6/30/2020	250.01	10	(322,550)	(1,420)
XSP S&P 500® Mini Index	6/30/2020	176.48	20	(645,100)	(339)
					(471,651)
Total Options Written (Premiums Received $2,843,742)					$(4,566,405)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - August
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.26% (a)
CALL OPTIONS - 91.58%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.09	658	$212,239,216	$94,178,250
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.81	332	10,708,660	4,751,819
			98,930,069
PUT OPTIONS - 13.68%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.18	329	106,119,608	11,685,605
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.15	329	106,119,608	2,382,279
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.62	166	5,354,330	589,637
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.02	166	5,354,330	120,216
			14,777,737
TOTAL PURCHASED OPTIONS (Cost $117,041,236)			113,707,806

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	25,372		25,372
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $25,972)			25,972

Total Investments (Cost $117,067,208) - 105.28%			113,733,778
Liabilities in Excess of Other Assets - (5.28)%			(5,702,286)
TOTAL NET ASSETS - 100.00%			$108,031,492

Asset Type	% of Net Assets
Purchased Options	105.26%
Short Term Investments	0.02
Total Investments	105.28
Liabilities in Excess of Other Assets	(5.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.18	329	$(106,119,608)	$(338,093)
SPX S&P 500® Index	7/31/2020	3,247.77	329	(106,119,608)	(4,116,762)
XSP S&P 500® Mini Index	7/31/2020	357.62	166	(5,354,330)	(17,055)
XSP S&P 500® Mini Index	7/31/2020	324.78	166	(5,354,330)	(207,685)
					(4,679,595)
Put Options
SPX S&P 500® Index	7/31/2020	2,533.13	329	(106,119,608)	(670,345)
SPX S&P 500® Index	7/31/2020	1,788.09	658	(212,239,216)	(147,950)
XSP S&P 500® Mini Index	7/31/2020	253.31	166	(5,354,330)	(33,820)
XSP S&P 500® Mini Index	7/31/2020	178.81	332	(10,708,660)	(7,465)
					(859,580)
Total Options Written (Premiums Received $3,313,749)					$(5,539,175)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - September
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.28% (a)
CALL OPTIONS - 94.97%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.36	116	$37,416,032	$16,931,624
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.54	58	1,870,790	846,558
			17,778,182
PUT OPTIONS - 12.31%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.72	58	18,708,016	1,777,592
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.60	58	18,708,016	417,621
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.07	29	935,395	88,875
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.56	29	935,395	20,881
			2,304,969
TOTAL PURCHASED OPTIONS (Cost $20,013,130)			20,083,151

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	155		155
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $755)			755

Total Investments (Cost $20,013,885) - 107.28%			20,083,906
Liabilities in Excess of Other Assets - (7.28)%			(1,363,607)
TOTAL NET ASSETS - 100.00%			$18,720,299

Asset Type	% of Net Assets
Purchased Options	107.28%
Short Term Investments	0.00 (b)
Total Investments	107.28
Liabilities in Excess of Other Assets	(7.28)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.72	58	$(18,708,016)	$(143,116)
SPX S&P 500® Index	8/31/2020	3,200.31	58	(18,708,016)	(963,399)
XSP S&P 500® Mini Index	8/31/2020	351.07	29	(935,395)	(7,157)
XSP S&P 500® Mini Index	8/31/2020	320.03	29	(935,395)	(48,172)
					(1,161,844)
Put Options
SPX S&P 500® Index	8/31/2020	2,486.76	58	(18,708,016)	(126,983)
SPX S&P 500® Index	8/31/2020	1,755.36	116	(37,416,032)	(30,364)
XSP S&P 500® Mini Index	8/31/2020	248.68	29	(935,395)	(6,350)
XSP S&P 500® Mini Index	8/31/2020	175.54	58	(1,870,790)	(1,518)
					(165,215)
Total Options Written (Premiums Received $834,105)					$(1,327,059)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - October
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.49% (a)
CALL OPTIONS - 91.94%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.04	1,858	$599,301,616	$265,126,478
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.60	82	2,644,910	1,170,127
			266,296,605
PUT OPTIONS - 14.55%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.08	929	299,650,808	33,476,267
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.73	929	299,650,808	8,459,785
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.21	41	1,322,455	147,749
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.67	41	1,322,455	37,333
			42,121,134
TOTAL PURCHASED OPTIONS (Cost $290,055,312)			308,417,739

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	2,401		2,401
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $3,001)			3,001

Total Investments (Cost $290,058,313) - 106.49%			308,420,740
Liabilities in Excess of Other Assets - (6.49)%			(18,783,720)
TOTAL NET ASSETS - 100.00%			$289,637,020

Asset Type	% of Net Assets
Purchased Options	106.49%
Short Term Investments	0.00 (b)
Total Investments	106.49
Liabilities in Excess of Other Assets	(6.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.08	929	$(299,650,808)	$(1,805,806)
SPX S&P 500® Index	9/30/2020	3,250.59	929	(299,650,808)	(13,539,292)
XSP S&P 500® Mini Index	9/30/2020	357.21	41	(1,322,455)	(7,968)
XSP S&P 500® Mini Index	9/30/2020	325.06	41	(1,322,455)	(59,751)
					(15,412,817)
Put Options
SPX S&P 500® Index	9/30/2020	2,530.22	929	(299,650,808)	(2,734,015)
SPX S&P 500® Index	9/30/2020	1,786.04	1,858	(599,301,616)	(598,343)
XSP S&P 500® Mini Index	9/30/2020	253.02	41	(1,322,455)	(12,066)
XSP S&P 500® Mini Index	9/30/2020	178.60	82	(2,644,910)	(2,640)
					(3,347,064)
Total Options Written (Premiums Received $16,008,404)					$(18,759,881)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - November
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.15% (a)
CALL OPTIONS - 88.81%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.59	292	$94,185,184	$40,602,897
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.26	146	4,709,230	2,030,131
			42,633,028
PUT OPTIONS - 17.34%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.18	146	47,092,592	6,237,994
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,037.65	146	47,092,592	1,690,050
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.52	73	2,354,615	311,912
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.77	73	2,354,615	84,512
			8,324,468
TOTAL PURCHASED OPTIONS (Cost $49,783,943)			50,957,496

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	46		46
TOTAL SHORT TERM INVESTMENTS (Cost $46)			46

Total Investments (Cost $49,783,989) - 106.15%			50,957,542
Liabilities in Excess of Other Assets - (6.15)%			(2,951,311)
TOTAL NET ASSETS - 100.00%			$48,006,231

Asset Type	% of Net Assets
Purchased Options	106.15%
Short Term Investments	0.00 (b)
Total Investments	106.15
Liabilities in Excess of Other Assets	(6.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.18	146	$(47,092,592)	$(213,650)
SPX S&P 500® Index	10/30/2020	3,303.44	146	(47,092,592)	(1,854,420)
XSP S&P 500® Mini Index	10/30/2020	365.52	73	(2,354,615)	(10,681)
XSP S&P 500® Mini Index	10/30/2020	330.34	73	(2,354,615)	(92,737)
					(2,171,488)
Put Options
SPX S&P 500® Index	10/30/2020	2,582.00	146	(47,092,592)	(578,465)
SPX S&P 500® Index	10/30/2020	1,822.59	292	(94,185,184)	(128,666)
XSP S&P 500® Mini Index	10/30/2020	258.20	73	(2,354,615)	(28,923)
XSP S&P 500® Mini Index	10/30/2020	182.26	146	(4,709,230)	(6,434)
					(742,488)
Total Options Written (Premiums Received $2,493,460)					$(2,913,976)

(a) Exchange-Traded.

Innovator S&P 500® Power Buffer ETF - December
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.09% (a)
CALL OPTIONS - 83.11%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.92	388	$125,150,176	$51,501,377
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.49	194	6,257,470	2,575,106
			54,076,483
PUT OPTIONS - 21.98%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.84	194	62,575,088	10,578,019
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,141.53	194	62,575,088	3,042,722
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $376.98	97	3,128,735	528,865
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.15	97	3,128,735	152,127
			14,301,733
TOTAL PURCHASED OPTIONS (Cost $68,100,181)			68,378,216

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	14		14
TOTAL SHORT TERM INVESTMENTS (Cost $14)			14

Total Investments (Cost $68,100,195) - 105.09%			68,378,230
Liabilities in Excess of Other Assets - (5.09)%			(3,310,494)
TOTAL NET ASSETS - 100.00%			$65,067,736

Asset Type	% of Net Assets
Purchased Options	105.09%
Short Term Investments	0.00 (b)
Total Investments	105.09
Liabilities in Excess of Other Assets	(5.09)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.84	194	$(62,575,088)	$(155,587)
SPX S&P 500® Index	11/30/2020	3,412.80	194	(62,575,088)	(1,632,264)
XSP S&P 500® Mini Index	11/30/2020	376.98	97	(3,128,735)	(7,781)
XSP S&P 500® Mini Index	11/30/2020	341.28	97	(3,128,735)	(81,613)
					(1,877,245)
Put Options
SPX S&P 500® Index	11/30/2020	2,670.30	194	(62,575,088)	(1,101,195)
SPX S&P 500® Index	11/30/2020	1,884.92	388	(125,150,176)	(254,752)
XSP S&P 500® Mini Index	11/30/2020	267.03	97	(3,128,735)	(55,060)
XSP S&P 500® Mini Index	11/30/2020	188.49	194	(6,257,470)	(12,737)
					(1,423,744)
Total Options Written (Premiums Received $3,232,591)					$(3,300,989)

(a) Exchange-Traded.

Innnovator S&P 500® Ultra Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.17% (a)
CALL OPTIONS - 78.83%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.17	384	$123,859,968	$48,967,276
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.83	84	2,709,420	1,071,055
			50,038,331
PUT OPTIONS - 24.34%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.33	192	61,929,984	12,381,693
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,068.75	192	61,929,984	2,740,511
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.65	42	1,354,710	270,918
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $306.87	42	1,354,710	59,943
			15,453,065
TOTAL PURCHASED OPTIONS (Cost $65,714,338)			65,491,396

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	545		545
TOTAL SHORT TERM INVESTMENTS (Cost $545)			545

Total Investments (Cost $65,714,883) - 103.17%			65,491,941
Liabilities in Excess of Other Assets - (3.17)%			(2,012,313)
TOTAL NET ASSETS - 100.00%			$63,479,628

Asset Type	% of Net Assets
Purchased Options	103.17%
Short Term Investments	0.00 (b)
Total Investments	103.17
Liabilities in Excess of Other Assets	(3.17)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.33	192	$(61,929,984)	$(97,400)
SPX S&P 500® Index	12/31/2020	3,478.99	192	(61,929,984)	(1,265,377)
XSP S&P 500® Mini Index	12/31/2020	387.65	42	(1,354,710)	(2,128)
XSP S&P 500® Mini Index	12/31/2020	347.90	42	(1,354,710)	(27,679)
					(1,392,584)
Put Options
SPX S&P 500® Index	12/31/2020	2,099.67	192	(61,929,984)	(262,785)
SPX S&P 500® Index	12/31/2020	1,938.17	384	(123,859,968)	(332,554)
XSP S&P 500® Mini Index	12/31/2020	209.97	42	(1,354,710)	(5,749)
XSP S&P 500® Mini Index	12/31/2020	193.83	84	(2,709,420)	(7,277)
					(608,365)
Total Options Written (Premiums Received $2,200,869)					$(2,000,949)

(a) Exchange-Traded.

Innnovator S&P 500® Ultra Buffer ETF - February
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.42% (a)
CALL OPTIONS - 78.87%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $1,935.10	8	$2,580,416	$1,017,968
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $193.52	72	2,322,360	915,480
			1,933,448
PUT OPTIONS - 24.55%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,870.20	4	1,290,208	257,104
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,063.89	4	1,290,208	59,876
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $387.04	36	1,161,180	231,120
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $306.39	36	1,161,180	53,604
			601,704
TOTAL PURCHASED OPTIONS (Cost $2,535,448)			2,535,152

Total Investments (Cost $2,535,448) - 103.42%			2,535,152
Liabilities in Excess of Other Assets - (3.42)%			(83,818)
TOTAL NET ASSETS - 100.00%			$2,451,334

Asset Type	% of Net Assets
Purchased Options	103.42%
Total Investments	103.42
Liabilities in Excess of Other Assets	(3.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.20	4	$(1,290,208)	$(2,392)
SPX S&P 500® Index	1/29/2021	3,469.94	4	(1,290,208)	(29,148)
XSP S&P 500® Mini Index	1/29/2021	387.04	36	(1,161,180)	(2,448)
XSP S&P 500® Mini Index	1/29/2021	346.99	36	(1,161,180)	(26,532)
					(60,520)
Put Options
SPX S&P 500® Index	1/29/2021	2,096.35	4	(1,290,208)	(5,464)
SPX S&P 500® Index	1/29/2021	1,935.10	8	(2,580,416)	(6,432)
XSP S&P 500® Mini Index	1/29/2021	209.63	36	(1,161,180)	(5,220)
XSP S&P 500® Mini Index	1/29/2021	193.52	72	(2,322,360)	(6,408)
					(23,524)
Total Options Written (Premiums Received $83,674)					$(84,044)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF -April
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.79% (a)
CALL OPTIONS - 99.61%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $1,700.64	110	$35,480,720	$16,757,580
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $170.07	106	3,419,030	1,614,758
			18,372,338
PUT OPTIONS - 6.18%
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $3,401.29	55	17,740,360	999,503
SPX S&P 500® Index, Expires 3/31/2020, Strike Price $2,692.67	55	17,740,360	40,041
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $340.15	53	1,709,515	96,402
XSP S&P 500® Mini Index, Expires 3/31/2020, Strike Price $269.27	53	1,709,515	3,859
			1,139,805
TOTAL PURCHASED OPTIONS (Cost $19,868,612)			19,512,143

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	44		44
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $344)			344

Total Investments (Cost $19,868,956) - 105.79%			19,512,487
Liabilities in Excess of Other Assets - (5.79)%			(1,068,736)
TOTAL NET ASSETS - 100.00%			$18,443,751

Asset Type	% of Net Assets
Purchased Options	105.79%
Short Term Investments	0.00 (b)
Total Investments	105.79
Liabilities in Excess of Other Assets	(5.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,401.29	55	$(17,740,360)	$(49,648)
SPX S&P 500® Index	3/31/2020	3,133.90	55	(17,740,360)	(813,790)
XSP S&P 500® Mini Index	3/31/2020	340.15	53	(1,709,515)	(4,766)
XSP S&P 500® Mini Index	3/31/2020	313.39	53	(1,709,515)	(78,420)
					(946,624)
Put Options
SPX S&P 500® Index	3/31/2020	1,842.35	55	(17,740,360)	(3,821)
SPX S&P 500® Index	3/31/2020	1,700.64	110	(35,480,720)	(5,242)
XSP S&P 500® Mini Index	3/31/2020	184.24	53	(1,709,515)	(368)
XSP S&P 500® Mini Index	3/31/2020	170.07	106	(3,419,030)	(505)
					(9,936)
Total Options Written (Premiums Received $332,056)					$(956,560)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - June
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.81% (a)
CALL OPTIONS - 105.53%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.25	12	$3,870,624	$1,881,381
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.13	12	387,060	188,132
			2,069,513
PUT OPTIONS - 5.28%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.50	6	1,935,312	85,280
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,614.47	6	1,935,312	8,768
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.27	6	193,530	8,534
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $261.45	6	193,530	877
			103,459
TOTAL PURCHASED OPTIONS (Cost $1,870,154)			2,172,972

SHORT TERM INVESTMENTS - 0.08%	Shares
MONEY MARKET FUNDS - 0.08%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	1,048		1,048
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,648)			1,648

Total Investments (Cost $1,871,802) - 110.89%			2,174,620
Liabilities in Excess of Other Assets - (10.89) %			(213,577)
TOTAL NET ASSETS - 100.00%			$1,961,043

Asset Type	% of Net Assets
Purchased Options	110.81%
Short Term Investments	0.08
Total Investments	110.89
Liabilities in Excess of Other Assets	(10.89)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.50	6	$(1,935,312)	$(41,255)
SPX S&P 500® Index	5/29/2020	3,034.43	6	(1,935,312)	(151,506)
XSP S&P 500® Mini Index	5/29/2020	330.27	6	(193,530)	(4,119)
XSP S&P 500® Mini Index	5/29/2020	303.44	6	(193,530)	(15,152)
					(212,032)
Put Options
SPX S&P 500® Index	5/29/2020	1,788.85	6	(1,935,312)	(861)
SPX S&P 500® Index	5/29/2020	1,651.25	12	(3,870,624)	(1,229)
XSP S&P 500® Mini Index	5/29/2020	178.88	6	(193,530)	(86)
XSP S&P 500® Mini Index	5/29/2020	165.13	12	(387,060)	(123)
					(2,299)
Total Options Written (Premiums Received $106,849)					$(214,334)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - July
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.47% (a)
CALL OPTIONS - 94.27%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.81	210	$67,735,920	$30,515,441
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.49	30	967,650	435,908
			30,951,349
PUT OPTIONS - 11.20%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.63	105	33,867,960	3,251,048
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,794.27	105	33,867,960	374,440
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.98	15	483,825	46,466
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $279.43	15	483,825	5,350
			3,677,304
TOTAL PURCHASED OPTIONS (Cost $31,534,169)			34,628,653

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	185		185
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $785)			785

Total Investments (Cost $31,534,954) - 105.47%			34,629,438
Liabilities in Excess of Other Assets - (5.47)%			(1,796,418)
TOTAL NET ASSETS - 100.00%			$32,833,020

Asset Type	% of Net Assets
Purchased Options	105.47%
Short Term Investments	0.00 (b)
Total Investments	105.47
Liabilities in Excess of Other Assets	(5.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.63	105	$(33,867,960)	$(114,870)
SPX S&P 500® Index	6/30/2020	3,189.88	105	(33,867,960)	(1,582,795)
XSP S&P 500® Mini Index	6/30/2020	352.98	15	(483,825)	(1,638)
XSP S&P 500® Mini Index	6/30/2020	318.99	15	(483,825)	(22,609)
					(1,721,912)
Put Options
SPX S&P 500® Index	6/30/2020	1,911.87	105	(33,867,960)	(26,054)
SPX S&P 500® Index	6/30/2020	1,764.81	210	(67,735,920)	(35,622)
XSP S&P 500® Mini Index	6/30/2020	191.19	15	(483,825)	(372)
XSP S&P 500® Mini Index	6/30/2020	176.49	30	(967,650)	(509)
					(62,557)
Total Options Written (Premiums Received $1,028,839)					$(1,784,469)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - August
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.49% (a)
CALL OPTIONS - 91.57%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.10	92	$29,674,784	$13,167,691
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.82	34	1,096,670	486,599
			13,654,290
PUT OPTIONS - 12.92%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.20	46	14,837,392	1,633,935
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,831.14	46	14,837,392	223,343
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.64	17	548,335	60,414
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $283.11	17	548,335	8,253
			1,925,945
TOTAL PURCHASED OPTIONS (Cost $15,677,276)			15,580,235

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	89		89
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $689)			689

Total Investments (Cost $15,677,965) - 104.49%			15,580,924
Liabilities in Excess of Other Assets - (4.49)%			(669,701)
TOTAL NET ASSETS - 100.00%			$14,911,223

Asset Type	% of Net Assets
Purchased Options	104.49%
Short Term Investments	0.00 (b)
Total Investments	104.49
Liabilities in Excess of Other Assets	(4.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.20	46	$(14,837,392)	$(47,262)
SPX S&P 500® Index	7/31/2020	3,246.28	46	(14,837,392)	(579,799)
XSP S&P 500® Mini Index	7/31/2020	357.64	17	(548,335)	(1,743)
XSP S&P 500® Mini Index	7/31/2020	324.63	17	(548,335)	(21,425)
					(650,229)
Put Options
SPX S&P 500® Index	7/31/2020	1,937.10	46	(14,837,392)	(15,692)
SPX S&P 500® Index	7/31/2020	1,788.10	92	(29,674,784)	(20,687)
XSP S&P 500® Mini Index	7/31/2020	193.71	17	(548,335)	(580)
XSP S&P 500® Mini Index	7/31/2020	178.82	34	(1,096,670)	(765)
					(37,724)
Total Options Written (Premiums Received $293,439)					$(687,953)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - September
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.45% (a)
CALL OPTIONS - 95.77%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.37	24	$7,741,248	$3,503,071
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.55	10	322,550	145,949
			3,649,020
PUT OPTIONS - 11.68%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.74	12	3,870,624	367,797
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,779.32	12	3,870,624	59,415
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.09	5	161,275	15,331
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $277.93	5	161,275	2,476
			445,019
TOTAL PURCHASED OPTIONS (Cost $4,053,501)			4,094,039

SHORT TERM INVESTMENTS - 0.02%	Shares
MONEY MARKET FUNDS - 0.02%
Fidelity Government Portfolio - Class I, 1.45% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (b)	100		100
First American Government Obligations Fund - Class X, 1.48% (b)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (b)	116		116
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (b)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $716)			716

Total Investments (Cost $4,054,217) - 107.47%			4,094,755
Liabilities in Excess of Other Assets - (7.47)%			(284,503)
TOTAL NET ASSETS - 100.00%			$3,810,252

Asset Type	% of Net Assets
Purchased Options	107.45%
Short Term Investments	0.02
Total Investments	107.47
Liabilities in Excess of Other Assets	(7.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.74	12	$(3,870,624)	$(29,606)
SPX S&P 500® Index	8/31/2020	3,161.40	12	(3,870,624)	(230,555)
XSP S&P 500® Mini Index	8/31/2020	351.09	5	(161,275)	(1,232)
XSP S&P 500® Mini Index	8/31/2020	316.14	5	(161,275)	(9,607)
					(271,000)
Put Options
SPX S&P 500® Index	8/31/2020	1,901.64	12	(3,870,624)	(4,659)
SPX S&P 500® Index	8/31/2020	1,755.37	24	(7,741,248)	(6,282)
XSP S&P 500® Mini Index	8/31/2020	190.16	5	(161,275)	(194)
XSP S&P 500® Mini Index	8/31/2020	175.55	10	(322,550)	(262)
					(11,397)
Total Options Written (Premiums Received $133,849)					$(282,397)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - October
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.58% (a)
CALL OPTIONS - 92.62%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.05	780	$251,590,560	$110,933,940
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.61	10	322,550	142,689
			111,076,629
PUT OPTIONS - 13.96%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.10	390	125,795,280	14,212,770
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,827.89	390	125,795,280	2,514,720
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.23	5	161,275	18,026
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $282.79	5	161,275	3,193
			16,748,709
TOTAL PURCHASED OPTIONS (Cost $123,604,919)			127,825,338

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	323		323
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $923)			923

Total Investments (Cost $123,605,842) - 106.58%			127,826,261
Liabilities in Excess of Other Assets - (6.58)%			(7,895,812)
TOTAL NET ASSETS - 100.00%			$119,930,449

Asset Type	% of Net Assets
Purchased Options	106.58%
Short Term Investments	0.00 (b)
Total Investments	106.58
Liabilities in Excess of Other Assets	(6.58)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.10	390	$(125,795,280)	$(737,490)
SPX S&P 500® Index	9/30/2020	3,205.94	390	(125,795,280)	(6,662,370)
XSP S&P 500® Mini Index	9/30/2020	357.23	5	(161,275)	(970)
XSP S&P 500® Mini Index	9/30/2020	320.59	5	(161,275)	(8,686)
					(7,409,516)
Put Options
SPX S&P 500® Index	9/30/2020	1,934.87	390	(125,795,280)	(212,160)
SPX S&P 500® Index	9/30/2020	1,786.05	780	(251,590,560)	(273,000)
XSP S&P 500® Mini Index	9/30/2020	193.49	5	(161,275)	(259)
XSP S&P 500® Mini Index	9/30/2020	178.61	10	(322,550)	(322)
					(485,741)
Total Options Written (Premiums Received $4,437,941)					$(7,895,257)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - November
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.66% (a)
CALL OPTIONS - 89.28%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.60	48	$15,482,496	$6,674,402
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.27	24	774,120	333,697
			7,008,099
PUT OPTIONS - 16.38%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.20	24	7,741,248	1,025,465
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $2,885.77	24	7,741,248	198,788
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.54	12	387,060	51,294
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $288.58	12	387,060	9,940
			1,285,487
TOTAL PURCHASED OPTIONS (Cost $8,087,981)			8,293,586

Total Investments (Cost $8,087,981) - 105.66%			8,293,586
Liabilities in Excess of Other Assets - (5.66)%			(444,539)
TOTAL NET ASSETS - 100.00%			$7,849,047

Asset Type	% of Net Assets
Purchased Options	105.66%
Total Investments	105.66
Liabilities in Excess of Other Assets	(5.66)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.20	24	$(7,741,248)	$(35,115)
SPX S&P 500® Index	10/30/2020	3,275.50	24	(7,741,248)	(342,925)
XSP S&P 500® Mini Index	10/30/2020	364.54	12	(387,060)	(1,753)
XSP S&P 500® Mini Index	10/30/2020	327.55	12	(387,060)	(17,146)
					(396,939)
Put Options
SPX S&P 500® Index	10/30/2020	1,974.47	24	(7,741,248)	(16,931)
SPX S&P 500® Index	10/30/2020	1,822.60	48	(15,482,496)	(21,151)
XSP S&P 500® Mini Index	10/30/2020	197.45	12	(387,060)	(847)
XSP S&P 500® Mini Index	10/30/2020	182.27	24	(774,120)	(1,058)
					(39,987)
Total Options Written (Premiums Received $298,657)					$(436,926)

(a) Exchange-Traded.

Innovator S&P 500® Ultra Buffer ETF - December
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.26% (a)
CALL OPTIONS - 83.51%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.93	76	$24,513,952	$10,087,825
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.50	38	1,225,690	504,366
			10,592,191
PUT OPTIONS - 20.75%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.86	38	12,256,976	2,072,053
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $2,984.45	38	12,256,976	433,802
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.00	19	612,845	103,627
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $298.45	19	612,845	21,692
			2,631,174
TOTAL PURCHASED OPTIONS (Cost $13,086,953)			13,223,365

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	13		13
TOTAL SHORT TERM INVESTMENTS (Cost $13)			13

Total Investments (Cost $13,086,966) - 104.26%			13,223,378
Liabilities in Excess of Other Assets - (4.26)%			(540,167)
TOTAL NET ASSETS - 100.00%			$12,683,211

Asset Type	% of Net Assets
Purchased Options	104.26%
Short Term Investments	0.00 (b)
Total Investments	104.26
Liabilities in Excess of Other Assets	(4.26)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.86	38	$(12,256,976)	$(30,472)
SPX S&P 500® Index	11/30/2020	3,372.72	38	(12,256,976)	(389,936)
XSP S&P 500® Mini Index	11/30/2020	377.00	19	(612,845)	(1,522)
XSP S&P 500® Mini Index	11/30/2020	337.27	19	(612,845)	(19,499)
					(441,429)
Put Options
SPX S&P 500® Index	11/30/2020	2,041.99	38	(12,256,976)	(39,569)
SPX S&P 500® Index	11/30/2020	1,884.93	76	(24,513,952)	(49,901)
XSP S&P 500® Mini Index	11/30/2020	204.20	19	(612,845)	(1,978)
XSP S&P 500® Mini Index	11/30/2020	188.50	38	(1,225,690)	(2,496)
					(93,944)
Total Options Written (Premiums Received $463,914)					$(535,373)

(a) Exchange-Traded.

Innovator MSCI EAFE Power Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.49% (a)
CALL OPTIONS - 71.77%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $1,221.60	174	$34,690,728	$12,576,894
			12,576,894
PUT OPTIONS - 30.72%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,443.20	87	17,345,364	4,179,741
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,036.00	87	17,345,364	1,203,993
			5,383,734
TOTAL PURCHASED OPTIONS (Cost $18,197,359)			17,960,628

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	3		3
TOTAL SHORT TERM INVESTMENTS (Cost $3)			3

Total Investments (Cost $18,197,362) - 102.49%			17,960,631
Liabilities in Excess of Other Assets - (2.49)%			(436,671)
TOTAL NET ASSETS - 100.00%			$17,523,960

Asset Type	% of Net Assets
Purchased Options	102.49%
Short Term Investments	0.00 (b)
Total Investments	102.49
Liabilities in Excess of Other Assets	(2.49)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	12/31/2020	$2,443.20	87	$(17,345,364)	$(4,089)
MXEA MSCI EAFE Index	12/31/2020	2,241.23	87	(17,345,364)	(70,905)
					(74,994)
Put Options
MXEA MSCI EAFE Index	12/31/2020	1,730.60	87	(17,345,364)	(326,598)
MXEA MSCI EAFE Index	12/31/2020	1,221.60	174	(34,690,728)	(37,236)
					(363,834)
Total Options Written (Premiums Received $465,442)					$(438,828)

(a) Exchange-Traded.

Innovator MSCI EAFE Power Buffer ETF - July
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.29% (a)
CALL OPTIONS - 81.05%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,151.43	708	$141,155,376	$56,378,634
			56,378,634
PUT OPTIONS - 20.24%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $2,302.86	354	70,577,688	12,307,332
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,919.05	354	70,577,688	1,770,950
			14,078,282
TOTAL PURCHASED OPTIONS (Cost $74,708,907)			70,456,916

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	1,236		1,236
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,836)			1,836

Total Investments (Cost $74,710,473) - 101.29%			70,458,752
Liabilities in Excess of Other Assets - (1.29)%			(895,429)
TOTAL NET ASSETS - 100.00%			$69,563,323

Asset Type	% of Net Assets
Purchased Options	101.29%
Short Term Investments	0.00 (b)
Total Investments	101.29
Liabilities in Excess of Other Assets	(1.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	6/30/2020	$2,302.86	354	$(70,577,688)	$(7,934)
MXEA MSCI EAFE Index	6/30/2020	2,114.99	354	(70,577,688)	(231,067)
					(239,001)
Put Options
MXEA MSCI EAFE Index	6/30/2020	1,631.19	354	(70,577,688)	(271,084)
MXEA MSCI EAFE Index	6/30/2020	1,151.43	708	(141,155,376)	(35,571)
					(306,655)
Total Options Written (Premiums Received $945,838)					$(545,656)

(a) Exchange-Traded.

Innovator MSCI Emerging Markets Power Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.99% (a)
CALL OPTIONS - 68.73%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $669.84	312	$33,145,008	$11,637,493
			11,637,493
PUT OPTIONS - 37.26%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,339.68	156	16,572,504	4,581,413
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,116.40	156	16,572,504	1,728,683
			6,310,096
TOTAL PURCHASED OPTIONS (Cost $18,702,061)			17,947,589

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
First American Treasury Obligations Fund - Class X, 1.49% (c)	4		4
TOTAL SHORT TERM INVESTMENTS (Cost $4)			4

Total Investments (Cost $18,702,065) - 105.99%			17,947,593
Liabilities in Excess of Other Assets - (5.99)%			(1,013,689)
TOTAL NET ASSETS - 100.00%			$16,933,904

Asset Type	% of Net Assets
Purchased Options	105.99%
Short Term Investments	0.00 (b)
Total Investments	105.99
Liabilities in Excess of Other Assets	(5.99)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	12/31/2020	$1,339.68	156	$(16,572,504)	$(32,084)
MXEF MSCI Emerging Markets Index	12/31/2020	1,259.08	156	(16,572,504)	(140,949)
					(173,033)
Put Options
MXEF MSCI Emerging Markets Index	12/31/2020	948.94	156	(16,572,504)	(637,556)
MXEF MSCI Emerging Markets Index	12/31/2020	669.84	312	(33,145,008)	(200,147)
					(837,703)
Total Options Written (Premiums Received $1,087,607)					$(1,010,736)

(a) Exchange-Traded.

Innovator MSCI Emerging Markets Power Buffer ETF - July
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.03% (a)
CALL OPTIONS - 78.04%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $631.74	1,098	$116,644,932	$45,514,927
			45,514,927
PUT OPTIONS - 24.99%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,263.48	549	58,322,466	11,784,670
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,052.90	549	58,322,466	2,787,827
			14,572,497
TOTAL PURCHASED OPTIONS (Cost $64,066,795)			60,087,424

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	51		51
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $651)			651

Total Investments (Cost $64,067,446) - 103.03%			60,088,075
Liabilities in Excess of Other Assets - (3.03)%			(1,767,150)
TOTAL NET ASSETS - 100.00%			$58,320,925

Asset Type	% of Net Assets
Purchased Options	103.03%
Short Term Investments	0.00 (b)
Total Investments	103.03
Liabilities in Excess of Other Assets	(3.03)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2020	$1,263.48	549	$(58,322,466)	$(61,411)
MXEF MSCI Emerging Markets Index	6/30/2020	1,151.45	549	(58,322,466)	(610,304)
					(671,715)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2020	894.97	549	(58,322,466)	(647,296)
MXEF MSCI Emerging Markets Index	6/30/2020	631.74	1098	(116,644,932)	(108,764)
					(756,060)
Total Options Written (Premiums Received $2,192,949)					$(1,427,775)

(a) Exchange-Traded.

Innovator Russell 2000 Power Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.47% (a)
CALL OPTIONS - 74.56%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,001.00	264	$42,611,184	$16,225,503
			16,225,503
PUT OPTIONS - 30.91%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $2,002.01	132	21,305,592	5,005,922
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,668.34	132	21,305,592	1,720,495
			6,726,417
TOTAL PURCHASED OPTIONS (Cost $23,269,009)			22,951,920

Total Investments (Cost $23,269,009) - 105.47%			22,951,920
Liabilities in Excess of Other Assets - (5.47)%			(1,190,333)
TOTAL NET ASSETS - 100.00%			$21,761,587

Asset Type	% of Net Assets
Purchased Options	105.47%
Total Investments	105.47
Liabilities in Excess of Other Assets	(5.47)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	12/31/2020	$2,002.01	132	$(21,305,592)	$(48,981)
RUT Russell 2000 Index	12/31/2020	1,818.16	132	(21,305,592)	(346,701)
					(395,682)
Put Options
RUT Russell 2000 Index	12/31/2020	1,418.09	132	(21,305,592)	(639,266)
RUT Russell 2000 Index	12/31/2020	1,001.00	264	(42,611,184)	(158,473)
					(797,739)
Total Options Written (Premiums Received $1,259,728)					$(1,193,421)

(a) Exchange-Traded.

Innovator Russell 2000 Power Buffer ETF - October
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.79% (a)
CALL OPTIONS - 88.37%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $914.02	396	$63,916,776	$27,673,396
			27,673,396
PUT OPTIONS - 17.42%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,828.03	198	31,958,388	4,314,705
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,523.36	198	31,958,388	1,142,405
			5,457,110
TOTAL PURCHASED OPTIONS (Cost $34,879,524)			33,130,506

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	104		104
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $704)			704

Total Investments (Cost $34,880,228) - 105.79%			33,131,210
Liabilities in Excess of Other Assets - (5.79)%			(1,814,307)
TOTAL NET ASSETS - 100.00%			$31,316,903

Asset Type	% of Net Assets
Purchased Options	105.79%
Short Term Investments	0.00 (b)
Total Investments	105.79
Liabilities in Excess of Other Assets	(5.79)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	9/30/2020	$1,828.03	198	$(31,958,388)	$(245,803)
RUT Russell 2000 Index	9/30/2020	1,687.58	198	(31,958,388)	(1,091,006)
					(1,336,809)
Put Options
RUT Russell 2000 Index	9/30/2020	1,294.86	198	(31,958,388)	(361,321)
RUT Russell 2000 Index	9/30/2020	914.02	396	(63,916,776)	(93,800)
					(455,121)
Total Options Written (Premiums Received $1,806,614)					$(1,791,930)

(a) Exchange-Traded.

Innovator Nasdaq-100 Power Buffer ETF - January
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.24% (a)
CALL OPTIONS - 85.68%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $5,239.84	30	$26,974,530	$11,362,800
			11,362,800
PUT OPTIONS - 22.56%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $10,479.68	15	13,487,265	2,230,308
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $8,733.07	15	13,487,265	761,263
			2,991,571
TOTAL PURCHASED OPTIONS (Cost $14,207,858)			14,354,371

Total Investments (Cost $14,207,858) - 108.24%			14,354,371
Liabilities in Excess of Other Assets - (8.24)%			(1,092,526)
TOTAL NET ASSETS - 100.00%			$13,261,845

Asset Type	% of Net Assets
Purchased Options	108.24%
Total Investments	108.24
Liabilities in Excess of Other Assets	(8.24)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	12/31/2020	$10,479.68	15	$(13,487,265)	$(143,545)
NDX Nasdaq-100 Index	12/31/2020	9,555.73	15	(13,487,265)	(570,582)
					(714,127)
Put Options
NDX Nasdaq-100 Index	12/31/2020	7,423.11	15	(13,487,265)	(297,836)
NDX Nasdaq-100 Index	12/31/2020	5,239.84	30	(26,974,530)	(81,198)
					(379,034)
Total Options Written (Premiums Received $996,072)					$(1,093,161)

(a) Exchange-Traded.

Innovator Nasdaq-100 Power Buffer ETF - October
Schedule of Investments
January 31, 2020 (Unaudited)
	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 117.05% (a)
CALL OPTIONS - 106.98%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $4,649.67	66	$59,343,966	$28,762,479
			28,762,479
PUT OPTIONS - 10.07%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $9,299.34	33	29,671,983	2,095,501
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $7,749.45	33	29,671,983	613,369
			2,708,870
TOTAL PURCHASED OPTIONS (Cost $30,199,165)			31,471,349

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 1.45% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 1.47% (c)	100		100
First American Government Obligations Fund - Class X, 1.48% (c)	100		100
First American Treasury Obligations Fund - Class X, 1.49% (c)	144		144
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 1.45% (c)	100		100
STIT - Treasury Portfolio - Class I, 1.46% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 1.43% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $744)			744

Total Investments (Cost $30,199,909) - 117.05%			31,472,093
Liabilities in Excess of Other Assets - (17.05)%			(4,585,519)
TOTAL NET ASSETS - 100.00%			$26,886,574

Asset Type	% of Net Assets
Purchased Options	117.05%
Short Term Investments	0.00 (b)
Total Investments	117.05
Liabilities in Excess of Other Assets	(17.05)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
January 31, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	9/30/2020	$9,299.34	33	$(29,671,983)	$(1,295,659)
NDX Nasdaq-100 Index	9/30/2020	8,609.64	33	(29,671,983)	(2,683,751)
					(3,979,410)
Put Options
NDX Nasdaq-100 Index	9/30/2020	6,587.03	33	(29,671,983)	(211,298)
NDX Nasdaq-100 Index	9/30/2020	4,649.67	66	(59,343,966)	(56,087)
					(267,385)
Total Options Written (Premiums Received $1,883,402)					$(4,246,795)

(a) Exchange-Traded.

Notes to Schedule of Investments
January 31, 2020 (Unaudited)

1)  ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended as an open-end management investment company. The Trust currently consists of multiple operational series, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019

2)  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of January 31, 2020:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$276,401,236	$-	$-	$276,401,236
Real Estate Investment Trusts	11,630,258	-	-	11,630,258
Investments Purchased with Proceeds From Securities Lending	-	44,941,196	-	44,941,196
Short Term Investments	772,099	-	-	772,099
Total Assets	$288,803,593	$44,941,196	$-	$333,744,789

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$12,163,894	$-	$-	$12,163,894
Investments Purchased with Proceeds From Securities Lending	-	4,152,647	-	4,152,647
Short Term Investments	47,014	-	-	47,014
Total Assets	$12,210,908	$4,152,647	$-	$16,363,555

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$6,344,228	$-	$-	$6,344,228
Real Estate Investment Trusts	112,649	-	-	112,649
Investments Purchased with Proceeds From Securities Lending	-	922,861	-	922,861
Short Term Investments	9,558	-	-	9,558
Total Assets	$6,466,435	$922,861	$-	$7,389,296

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$11,113,940	$-	$-	$11,113,940
Investments Purchased with Proceeds From Securities Lending	-	2,169,773	-	2,169,773
Short Term Investments	9,367	-	-	9,367
Total Assets	$11,123,307	$2,169,773	$-	$13,293,080

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$168,550,952	$-	$168,550,952
Short Term Investments	13,840	-	-	13,840
Total Assets	$13,840	$168,550,952	$-	$168,564,792

Liabilities
Options Written	$-	$7,645,372	$-	$7,645,372
Total Liabilities	$-	$7,645,372	$-	$7,645,372

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,575,532	$-	$2,575,532
Total Assets	$-	$2,575,532	$-	$2,575,532

Liabilities
Options Written	$-	$124,420	$-	$124,420
Total Liabilities	$-	$124,420	$-	$124,420

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$37,803,734	$-	$37,803,734
Total Assets	$-	$37,803,734	$-	$37,803,734

Liabilities
Options Written	$-	$535,081	$-	$535,081
Total Liabilities	$-	$535,081	$-	$535,081

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$5,315,028	$-	$5,315,028
Short Term Investments	716	-	-	716
Total Assets	$716	$5,315,028	$-	$5,315,744

Liabilities
Options Written	$-	$334,029	$-	$334,029
Total Liabilities	$-	$334,029	$-	$334,029

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$74,252,030	$-	$74,252,030
Short Term Investments	1,008	-	-	1,008
Total Assets	$1,008	$74,252,030	$-	$74,253,038

Liabilities
Options Written	$-	$2,190,032	$-	$2,190,032
Total Liabilities	$-	$2,190,032	$-	$2,190,032

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$39,383,147	$-	$39,383,147
Short Term Investments	824	-	-	824
Total Assets	$824	$39,383,147	$-	$39,383,971

Liabilities
Options Written	$-	$1,242,043	$-	$1,242,043
Total Liabilities	$-	$1,242,043	$-	$1,242,043

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,781,694	$-	$4,781,694
Short Term Investments	728	-	-	728
Total Assets	$728	$4,781,694	$-	$4,782,422

Liabilities
Options Written	$-	$220,467	$-	$220,467
Total Liabilities	$-	$220,467	$-	$220,467

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$156,671,157	$-	$156,671,157
Short Term Investments	2,699	-	-	2,699
Total Assets	$2,699	$156,671,157	$-	$156,673,856

Liabilities
Options Written	$-	$6,756,870	$-	$6,756,870
Total Liabilities	$-	$6,756,870	$-	$6,756,870

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$18,149,230	$-	$18,149,230
Total Assets	$-	$18,149,230	$-	$18,149,230

Liabilities
Options Written	$-	$761,464	$-	$761,464
Total Liabilities	$-	$761,464	$-	$761,464

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$25,377,499	$-	$25,377,499
Total Assets	$-	$25,377,499	$-	$25,377,499

Liabilities
Options Written	$-	$1,079,765	$-	$1,079,765
Total Liabilities	$-	$1,079,765	$-	$1,079,765

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$197,060,674	$-	$197,060,674
Short Term Investments	18,330	-	-	18,330
Total Assets	$18,330	$197,060,674	$-	$197,079,004

Liabilities
Options Written	$-	$8,827,162	$-	$8,827,162
Total Liabilities	$-	$8,827,162	$-	$8,827,162

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,574,844	$-	$2,574,844
Total Assets	$-	$2,574,844	$-	$2,574,844

Liabilities
Options Written	$-	$123,736	$-	$123,736
Total Liabilities	$-	$123,736	$-	$123,736

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$83,194,553	$-	$83,194,553
Short Term Investments	5,410	-	-	5,410
Total Assets	$5,410	$83,194,553	$-	$83,199,963

Liabilities
Options Written	$-	$4,097,652	$-	$4,097,652
Total Liabilities	$-	$4,097,652	$-	$4,097,652

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$21,260,382	$-	$21,260,382
Short Term Investments	761	-	-	761
Total Assets	$761	$21,260,382	$-	$21,261,143

Liabilities
Options Written	$-	$2,083,805	$-	$2,083,805
Total Liabilities	$-	$2,083,805	$-	$2,083,805

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$87,663,245	$-	$87,663,245
Short Term Investments	1,067	-	-	1,067
Total Assets	$1,067	$87,663,245	$-	$87,664,312

Liabilities
Options Written	$-	$4,566,405	$-	$4,566,405
Total Liabilities	$-	$4,566,405	$-	$4,566,405

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$113,707,806	$-	$113,707,806
Short Term Investments	25,972	-	-	25,972
Total Assets	$25,972	$113,707,806	$-	$113,733,778

Liabilities
Options Written	$-	$5,539,175	$-	$5,539,175
Total Liabilities	$-	$5,539,175	$-	$5,539,175

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,083,151	$-	$20,083,151
Short Term Investments	755	-	-	755
Total Assets	$755	$20,083,151	$-	$20,083,906

Liabilities
Options Written	$-	$1,327,059	$-	$1,327,059
Total Liabilities	$-	$1,327,059	$-	$1,327,059

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$308,417,739	$-	$308,417,739
Short Term Investments	3,001	-	-	3,001
Total Assets	$3,001	$308,417,739	$-	$308,420,740

Liabilities
Options Written	$-	$18,759,881	$-	$18,759,881
Total Liabilities	$-	$18,759,881	$-	$18,759,881

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$50,957,496	$-	$50,957,496
Short Term Investments	46	-	-	46
Total Assets	$46	$50,957,496	$-	$50,957,542

Liabilities
Options Written	$-	$2,913,976	$-	$2,913,976
Total Liabilities	$-	$2,913,976	$-	$2,913,976

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$68,378,216	$-	$68,378,216
Short Term Investments	14	-	-	14
Total Assets	$14	$68,378,216	$-	$68,378,230

Liabilities
Options Written	$-	$3,300,989	$-	$3,300,989
Total Liabilities	$-	$3,300,989	$-	$3,300,989

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$65,491,396	$-	$65,491,396
Short Term Investments	545	-	-	545
Total Assets	$545	$65,491,396	$-	$65,491,941

Liabilities
Options Written	$-	$2,000,949	$-	$2,000,949
Total Liabilities	$-	$2,000,949	$-	$2,000,949

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,535,152	$-	$2,535,152
Total Assets	$-	$2,535,152	$-	$2,535,152

Liabilities
Options Written	$-	$84,044	$-	$84,044
Total Liabilities	$-	$84,044	$-	$84,044

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$19,512,143	$-	$19,512,143
Short Term Investments	344	-	-	344
Total Assets	$344	$19,512,143	$-	$19,512,487

Liabilities
Options Written	$-	$956,560	$-	$956,560
Total Liabilities	$-	$956,560	$-	$956,560

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,172,972	$-	$2,172,972
Short Term Investments	1,648	-	-	1,648
Total Assets	$1,648	$2,172,972	$-	$2,174,620

Liabilities
Options Written	$-	$214,331	$-	$214,331
Total Liabilities	$-	$214,331	$-	$214,331

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$34,628,653	$-	$34,628,653
Short Term Investments	785	-	-	785
Total Assets	$785	$34,628,653	$-	$34,629,438

Liabilities
Options Written	$-	$1,784,469	$-	$1,784,469
Total Liabilities	$-	$1,784,469	$-	$1,784,469

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$15,580,235	$-	$15,580,235
Short Term Investments	689	-	-	689
Total Assets	$689	$15,580,235	$-	$15,580,924

Liabilities
Options Written	$-	$687,953	$-	$687,953
Total Liabilities	$-	$687,953	$-	$687,953

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$4,094,039	$-	$4,094,039
Short Term Investments	716	-	-	716
Total Assets	$716	$4,094,039	$-	$4,094,755

Liabilities
Options Written	$-	$282,397	$-	$282,397
Total Liabilities	$-	$282,397	$-	$282,397

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$127,825,338	$-	$127,825,338
Short Term Investments	923	-	-	923
Total Assets	$923	$127,825,338	$-	$127,826,261

Liabilities
Options Written	$-	$7,895,257	$-	$7,895,257
Total Liabilities	$-	$7,895,257	$-	$7,895,257

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$8,293,586	$-	$8,293,586
Total Assets	$-	$8,293,586	$-	$8,293,586

Liabilities
Options Written	$-	$436,926	$-	$436,926
Total Liabilities	$-	$436,926	$-	$436,926

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$13,223,365	$-	$13,223,365
Short Term Investments	13	-	-	13
Total Assets	$13	$13,223,365	$-	$13,223,378

Liabilities
Options Written	$-	$535,373	$-	$535,373
Total Liabilities	$-	$535,373	$-	$535,373

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,960,628	$-	$17,960,628
Short Term Investments	3	-	-	3
Total Assets	$3	$17,960,628	$-	$17,960,631

Liabilities
Options Written	$-	$438,828	$-	$438,828
Total Liabilities	$-	$438,828	$-	$438,828

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$70,456,916	$-	$70,456,916
Short Term Investments	1,836	-	-	1,836
Total Assets	$1,836	$70,456,916	$-	$70,458,752

Liabilities
Options Written	$-	$545,656	$-	$545,656
Total Liabilities	$-	$545,656	$-	$545,656

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$17,947,589	$-	$17,947,589
Short Term Investments	4	-	-	4
Total Assets	$4	$17,947,589	$-	$17,947,593

Liabilities
Options Written	$-	$1,010,736	$-	$1,010,736
Total Liabilities	$-	$1,010,736	$-	$1,010,736

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$60,087,424	$-	$60,087,424
Short Term Investments	651	-	-	651
Total Assets	$651	$60,087,424	$-	$60,088,075

Liabilities
Options Written	$-	$1,427,775	$-	$1,427,775
Total Liabilities	$-	$1,427,775	$-	$1,427,775

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$22,951,920	$-	$22,951,920
Total Assets	$-	$22,951,920	$-	$22,951,920

Liabilities
Options Written	$-	$1,193,421	$-	$1,193,421
Total Liabilities	$-	$1,193,421	$-	$1,193,421

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$33,130,506	$-	$33,130,506
Short Term Investments	704	-	-	704
Total Assets	$704	$33,130,506	$-	$33,131,210

Liabilities
Options Written	$-	$1,791,930	$-	$1,791,930
Total Liabilities	$-	$1,791,930	$-	$1,791,930

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$14,354,371	$-	$14,354,371
Total Assets	$-	$14,354,371	$-	$14,354,371

Liabilities
Options Written	$-	$1,093,161	$-	$1,093,161
Total Liabilities	$-	$1,093,161	$-	$1,093,161

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,471,349	$-	$31,471,349
Short Term Investments	744	-	-	744
Total Assets	$744	$31,471,349	$-	$31,472,093

Liabilities
Options Written	$-	$4,246,795	$-	$4,246,795
Total Liabilities	$-	$4,246,795	$-	$4,246,795

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

Certain Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

Certain Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When certain Funds purchase an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When a certain Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the respective Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Certain Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the index.

The average volume of derivative activity during the period ended January 31, 2020, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$ 75,981,899	$ (3,709,089)
BFEB	2,575,532	(124,420)
BAPR	42,250,127	(625,871)
BJUN	5,271,330	(312,139)
BJUL	79,045,755	(2,420,261)
BAUG	45,317,305	(1,526,924)
BSEP	4,751,555	(223,584)
BOCT	172,950,662	(7,837,811)
BNOV	34,194,870	(1,554,086)
BDEC	19,731,545	(883,516)
PJAN	122,241,740	(7,917,101)
PFEB	2,574,844	(123,736)
PAPR	89,326,793	(4,137,479)
PJUN	22,085,476	(2,054,422)
PJUL	91,881,652	(4,659,142)
PAUG	117,361,917	(5,736,054)
PSEP	21,097,333	(1,370,638)
POCT	316,263,031	(19,222,814)
PNOV	53,872,587	(3,118,545)
PDEC	50,914,667	(2,514,499)
UJAN	48,352,657	(2,997,786)
UFEB	2,535,152	(84,044)
UAPR	19,809,537	(912,379)
UJUN	2,629,862	(243,765)
UJUL	36,397,278	(1,778,904)
UAUG	17,511,020	(743,355)
USEP	4,743,724	(312,076)
UOCT	136,723,708	(8,247,028)
UNOV	8,692,125	(444,439)
UDEC	10,195,081	(423,831)
IJAN	10,236,918	(254,418)
IJUL	70,117,673	(852,525)
EJAN	10,399,947	(591,852)
EJUL	60,393,918	(2,058,074)
KJAN	12,897,200	(683,270)
KOCT	33,267,305	(2,307,270)
NJAN	9,045,926	(668,700)
NOCT	30,111,006	(3,401,718)

3)  SECURITIES LENDING

Certain Funds may lend up to 331/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

As of January 31, 2020, the values of the securities on loan and cash collateral received were as follows:

	Value of Securities on Loan	Cash Collateral Received
FFTY	$42,589,492	$44,941,196
LDRS	3,993,839	4,152,647
BOUT	883,292	922,861
LOUP	2,072,751	2,169,773

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Innovator ETFs Trust

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date  March 12, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Bruce Bond
Bruce Bond, Principal Executive Officer

Date  March 12, 2020

By (Signature and Title)* /s/ John Southard
John Southard, Principal Financial Officer

Date  March 12, 2020

* Print the name and title of each signing officer under his or her signature.